Goodwill and Other Intangible Assets - Expected Amortization Expense of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 19,489
2015	24,001
2016	22,850
2017	20,710
2018 and after	$ 55,400